SCHEDULE OF ACCRUED EXPENSES AND OTHER LIABILITIES (Details) - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Long-term payments of leaseback, current	[1]	$ 678,745	$ 1,242,154
Equipment purchase payable	[2]	340,725	839,220
Service fee payable	[3]	1,023,884	717,269
Deferred underwriter commission payable	[4]	757,610	662,500
Tax payable	[5]	463,320	402,564
Advance from customer		281,556	262,216
Payroll and welfare payable		224,820	196,234
Interest payable		38,331	156,598
Loan from third parties	[6]	85,799	121,375
Others		91,478	74,746
Total		$ 3,986,268	$ 4,674,876

[1]	During the year ended December 31, 2025, the Company continuously entered into certain sale-and-leaseback arrangements for the purpose of obtaining financing. As a result of the available repurchase option, for accounting purposes these sale-and-leaseback arrangements are accounted for as a financing rather than a sale. Loans payables resulted from such financing were pledged by the Company’s machinery and equipment, amounted to US$793,875 and US$647,973 as of December 31, 2024 and 2025, respectively. The loans payables were installment maturity and due during 2026 with annual interest rate ranging from 9.4% to 10.2%. The interest expenses were US$23,562, US$126,643 and US$51,966 for the years ended December 31, 2023, 2024 and 2025, respectively.
[2]	On March 19, 2025, the debt of $473,100 related to equipment purchase payable were transferred to Ming-Chia Huang and subsequently converted into equity with the Company entering into debt conversion agreement with Ming-Chia Huang. According to debt conversion agreements, the debt will be converted into 4,371,000 (after the Share Combination: 157,700) new Class A preferred shares of the Company for Ming-Chia Huang. Each Class A preferred share carries 100 voting rights, votes together with common shares, and ranks pari passu with common shares for dividends and liquidation distributions, with no preferential or cumulative dividend rights.
[3]	The balance mainly consists of Nasdaq deferred entry fee, financial advisory fees, initial public offering success fees, De-SPAC activity fees and legal fees which were predominant fees for professional intermediary services that the Company incurred in the process of going public.
[4]	As at December 31, 2025, the balance includes a deferred underwriter commission of $662,500. Originally payable to D. Boral Capital LLC (Previously known as “EF Hutton LLC”) on the closing date of the business combination, this commission remained unpaid and was subsequently converted into a loan. The loan accrues interest at an annual rate of 10% until the full repayment of the principal amount.
[5]	The types of tax payable mainly include Cetus Capital’s excise tax payable and franchise tax payable, as well as the value-added tax payable of other subsidiaries in China.
[6]	As of December 31, 2025, the balances mainly includes (i) an interest-free loan from Jiandong Zhang in the amount of US$